Commitment and Contingent Liabilities (Details Narrative)										1 Months Ended					12 Months Ended
	Sep. 22, 2020 USD ($) $ / shares shares	Aug. 09, 2020 USD ($)	Aug. 09, 2020 ILS (₪)	May 31, 2019 USD ($)	May 31, 2019 ILS (₪)	May 02, 2019 USD ($)	May 02, 2019 ILS (₪)	Nov. 05, 2017 USD ($) shares	Sep. 01, 2017	May 31, 2019 ILS (₪)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪)
Options issued to purchase shares of common stock | shares															6,350
Share price per share | $ / shares																$ 6.3
Short-term Operating Lease Agreement [Member]
Agreement term, description															Short-term operating lease agreement ends at December 31, 2020 with an option to extend the agreement with additional year ended at December 31, 2021.
Annual rent expenses															$ 14,967	$ 10,605
Office and related service fees				$ 1,400
Lease Agreement [Member]
Office and related service fees						$ 3,450
Lessor one-time payment amount		$ 3,100
Lease term expiration date		Aug. 13, 2020	Aug. 13, 2020						Sep. 30, 2020
Lease rent amount								$ 7,200
Issuance of common stock shares | shares								720,000
NIS [Member] | Short-term Operating Lease Agreement [Member]
Office and related service fees | ₪					₪ 5,000
NIS [Member] | Lease Agreement [Member]
Office and related service fees | ₪							₪ 11,214
Lessor one-time payment amount | ₪			₪ 10,000
Israeli Innovation Authority [Member]
Royalty percentage, description															Save Foods Ltd. is committed to pay royalties to the IIA on the proceeds from sales of products resulting from research and development projects in which the IIA participates by way of grants. In the first 3 years of sales the Company shall pay 3% of the sales of the product which was developed under IIA research and development projects. In the fourth, fifth and sixth years of sales, the Company shall pay 4% of such sales and from the seventh year onwards the Company shall pay 5% of up to 100% of the amount of grants received plus interest at LIBOR. Save Foods Ltd. was entitled to the grants only upon incurring research and development expenditures. There were no future performance obligations related to the grants received from the IIA.
Contingent liabilities															$ 150,678
Israeli Innovation Authority [Member] | NIS [Member]
Contingent liabilities | ₪																	₪ 484,429
Xeda International S.A [Member] | Save Foods Ltd [Member]
Legal fees											$ 13,000		$ 46,000
Xeda International S.A [Member] | NIS [Member] | Save Foods Ltd [Member]
Legal fees | ₪										₪ 8,000		₪ 50,000		₪ 165,000
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member]
Percentage of net revenues	12.50%
Aggregate amount of revenues	$ 2,000,000
Maximum compensation percentage of gross profit	25.00%
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Exceeds in Net Revenue [Member]
Aggregate amount of revenues	$ 500,000
Options issued to purchase shares of common stock | shares	7,143
Common stock shares purchased | shares	7,143
Share price per share | $ / shares	$ 8.4
Earthbound Technologies, LLC [Member] | Commission Agreement [Member] | Introduced Parties [Member] | Occurance of Additional Events in Agreement [Member]
Options issued to purchase shares of common stock | shares	7,143
Common stock shares purchased | shares	7,143
Share price per share | $ / shares	$ 8.4
Safe-Pack Products Ltd [Member] | Distribution Agreement [Member]
Percentage of purchase quota	3.00%